Retirement plans liabilities (Details 5) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Disclosure of defined benefit plans [line items]
Contractual service margin	R$ (675,194)
Risk adjustment for non-financial risk	(6)
Issued insurance contracts and held reinsurance contracts	0
Estimates of present value of future cash outflows [member]
Disclosure of defined benefit plans [line items]
Estimates of present value of future cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(8,394,509)
Claims and other insurance service expenses	(8,311,722)
Insurance acquisition cash flows	(82,787)
Estimates of present value of future cash inflows [member]
Disclosure of defined benefit plans [line items]
Estimates of present value of future cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	R$ 9,069,709